Foreign Currency Translation (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 11, 2010	Jan. 10, 2010	Dec. 31, 2011 Venezuelan Subsidiary [Member] VEF
Foreign Currency Translation [Line Items]
Rate of inflation		100.00%
Inflation period (in years)		3
Bolivar Fuerte devalued percentage		50.00%
Foreign currency exchange rate					4.30	2.15
Foreign exchange loss	$ (20)
Assets		2,612.2	3,020.9	2,956.9			19.0
Gain (loss) recognized on foreign exchange		$ 17.2	$ (43.4)	$ (12.5)